Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements of the Company reflect the principal activities of the entities listed below. All inter-company balances and transactions have been eliminated upon consolidation.

Name of the entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc. (“RETO”)	British Virgin Islands	Parent
REIT Holdings (China) Limited (“REIT Holdings”)	Hong Kong, China	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”)	Beijing, China	WFOE,100%
Gu’an REIT Machinery Manufacturing Co., Ltd. (“Gu’an REIT”)	Gu’an, China	100%
REIT Mingsheng Environment Protection Construction Materials (Changjiang) Co., Ltd. (“REIT Changjiang”)	Changjiang, China	100%
Beijing REIT Eco-Engineering Technology Co., Ltd. (“REIT Eco Engineering”)	Beijing, China	100%
Langfang Ruirong Mechanical and Electrical Equipment Co., Ltd. (“Ruirong”)	Langfang, China	100%
Hainan REIT Construction Project Co., Ltd. (“REIT Construction”)	Haikou, China	100%
REIT Xinyi New Materials Co., Ltd. (“REIT Xinyi”)	Xinyi, China	70%
Nanjing Dingxuan Environmental Protection Technology Development Co., Ltd. (“Dingxuan”)	Nanjing, China	100%
REIT Technology Development (America), Inc. (“REIT US”)	California, U.S.A	100%
REIT Q GREEN Machines Private Limited (“REIT India”)	India	51%
Xinyi REIT Ecological Technology Co, Ltd (“REIT Ecological”)	Xinyi, China	100%
Horgos Ta-REIT Environment Technology Co., Ltd., (“Horgos Ta-REIT”)	Horgos, China	100%
REIT Ecological Technology Co., Ltd. (“REIT Yancheng”)	Yancheng, China	100%
Lingqiu REIT Dongtian Ecological Technology Co., Ltd. (“REIT Lingqiu”)	Datong, China	51%

Noncontrolling interests

Noncontrolling interests

As of December 31, 2018, and 2017, noncontrolling interests represent the noncontrolling shareholders’ proportionate share of equity interests in REIT Xinyi, REIT India and REIT Lingqiu.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements.

Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, inventories, advances to suppliers, useful lives of property, plant and equipment, intangible assets, the recoverability of long-lived assets, provision necessary for contingent liabilities, revenue recognition under the input method, and realization of deferred tax assets. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Company’s financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss). Gains and losses from foreign currency transactions are included in the results of operations.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2018	December 31, 2017	December 31, 2016

Year-end spot rate	US$1=RMB 6.8755	US$1=RMB 6.5062	US$1= RMB 6.9448

Average rate	US$1=RMB 6.6090	US$1=RMB 6.7568	US$1= RMB 6.6441

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and time deposits, which have original maturities of three months or less when purchased and which are unrestricted as to withdrawal and use. In addition, highly liquid investments which have original maturities of three months or less when purchased are classified as cash equivalents. The Company maintains most of the bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted Cash

Restricted Cash

Restricted cash consists of cash equivalents used as collateral to secure bank borrowings. The Company is required to keep certain amounts on deposit that are subject to withdrawal restrictions. The restricted cash balance is associated with the Company’s short-term borrowings, thus, classified as a current asset. As of December 31, 2018, and 2017, the Company had restricted cash of $85,293 and $Nil, respectively, related to the bank acceptance notes payable.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows. The Company adopted the new standard effective January 1, 2018, using the retrospective transition method.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company usually grants credit to customers with good credit standing with a maximum of 180 days and determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on the assessment of customers’ credit and ongoing relationships, the Company’s payment terms typically range from 90 days to 1 year. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products.

Advances to Suppliers, net

Advances to Suppliers, net

Advances to suppliers consist of balances paid to suppliers for services and materials that have not been provided or received. Advances to suppliers for service and material are short-term in nature. Advances to Suppliers are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the collectability of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. In addition, at each reporting date, the Company generally determines the adequacy of allowance for doubtful accounts by evaluating all available information, and then records specific allowances for those advances based on the specific facts and circumstances. Allowance for uncollectible balances amounted to $871,030 and $534,245 as of December 31, 2018 and 2017, respectively.

Property, Plant and Equipment

Property, Plant and Equipment

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Property and buildings	30–50 years
Machinery equipment	5–15 years
Transportation vehicles	5–10 years
Office and electronic equipment	3–5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Construction-in-Progress ("CIP")

Construction-in-Progress (“CIP”)

Construction-in-progress represents property and buildings under construction and consists of construction expenditures, equipment procurement, and other direct costs attributable to the construction. Construction-in-progress is not depreciated. Upon completion and ready for intended use, construction-in-progress is reclassified to the appropriate category within property, plant and equipment.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of land use rights and software. Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership”. Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Items	Useful life
Land use rights	45-49 years
Software	10 years

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews long-lived assets, including definitive-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets recorded for the years ended December 31, 2018, 2017 and 2016.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - Quoted prices in active markets for identical assets and liabilities.

●	Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the recorded value of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, advance to suppliers, accounts payable, accrued and other liabilities, advances from customers, deferred revenue, taxes payable and due to related parties to approximate the fair value of the respective assets and liabilities at December 31, 2018 and 2017, based upon the short-term nature of the assets and liabilities.

The Company believes that the carrying amount of the short-term and long-term borrowings approximates fair value at December 31, 2018 and 2017 based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rates.

Revenue Recognition

Revenue Recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018 using the modified retrospective approach. Revenues for the year ended December 31, 2018 were presented under ASC 606, and revenues for the years ended December 31, 2017 and 2016 were not adjusted and continue to be presented under ASC Topic 605, Revenue Recognition. There is no adjustment to the opening balance of retained earnings at January 1, 2018 since there is no change to the timing and pattern of revenue recognition upon adoption of ASC 606. Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services.

The Company’s revenues are primarily derived from the following sources:

●	Revenue from machinery and equipment sales

The Company recognizes revenue when the machinery and equipment is delivered and control is transferred. The Company generally provide a warranty for a period of 12 months after the customers receive the equipment. The Company determines that such product warranty is not a separated performance obligation because the nature of warranty is to provide assurance that a product will function as expected and in accordance with customer’s specification and the Company has not sold the warranty separately. From its past experience, the Company has not experienced any material warranty costs and, therefore, the Company does not believe an accrual for warranty cost is necessary for the years ended December 31, 2018 and 2017.

The Company usually agrees with customers on the contracts to holdback approximately 5% to 20% of total contract price as security deposits which are payable by customer within 12 months after the goods are shipped and titles have passed. The Company determines that the timing of collection of security deposit has no impact on revenue recognition, as all above criteria on revenue recognition had been met at the point at delivery and the Company does not retain any substantial performance obligations. The security retention included in the account receivable as of December 31, 2018 and 2017 was Nil and $557,919, respectively.

●	Revenue from construction materials sales

The Company recognizes revenue, net of sales taxes and estimated sales returns, when the construction materials are shipped to, delivered to or picked up by customers and control is transferred.

●	Revenue from municipal construction projects

The Company provides municipal construction services which includes sponge city projects, sewage pipeline construction, public plaza construction, and landscaping, etc. The Company recognizes revenue associated with these contracts over time as service is performed and the transfer of control occurs, based on a percentage-of-completion method using cost-to-cost input methods as a measure of progress. When the percentage-of-completion method is used, the Company estimates the costs to complete individual contracts and records as revenue that portion of the total contract price that is considered complete based on the relationship of costs incurred to date to total anticipated costs (the cost-to-cost approach).

Under the cost-to-cost approach, the use of estimated costs to complete each contract is a significant variable in the process of determining recognized revenue, requires judgment and can change throughout the duration of a contract due to contract modifications and other factors impacting job completion. The costs of earned revenue include all direct material and labor costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools and repairs. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

●	Revenue from technological consulting and other services

The Company recognizes revenue when technological consulting and other services are rendered and accepted by the customers.

Disaggregation of Revenues

The Company disaggregates its revenue from contracts by products and services, as we believe it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the years ended December 31, 2018 and 2017 is disclosed in Note 17.

Shipping and Handling

Shipping and Handling

Shipping and handling costs are expensed as incurred and are included in operating expenses, as a part of selling, and general and administrative expenses, in the Company’s consolidated statements of income and comprehensive income. Total shipping and handling expenses were $730,751, $776,438 and $630,218 for the years ended December 31, 2018, 2017 and 2016, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company records a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated.

To the extent applicable, the Company records interest and penalties as a general and administrative expense. The Company’s subsidiaries in China and Hong Kong are subject to the income tax laws of the PRC and Hong Kong. No significant taxable income was generated outside the PRC for the years ended December 31, 2018, 2017 and 2016. As of December 31, 2018, the tax years ended December 31, 2014 through December 31, 2018 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Value added tax ("VAT")

Value Added Tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 16%, starting from May 1, 2018, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable net of payments in the accompanying consolidated financial statements. All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

Accounting for changes in ownership

Accounting for Changes in Ownership

During the year ended December 31, 2017, the Company completed the acquisition of a 15.68% noncontrolling interest in its subsidiary REIT Changjiang. In accordance with ASC 810 “Consolidation”, changes in a parent’s ownership while the parent retains its controlling financial interest in its subsidiary should be accounted for as an equity transaction. Therefore, no gain or loss is recognized in consolidated net income (loss) or comprehensive income (loss). The carrying amount of the controlling and noncontrolling interest is adjusted to reflect the change in its ownership interest in the subsidiary. Any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest is adjusted is recognized in equity attributable to the parent. If a change in a parent’s ownership interest occurs in a subsidiary that has accumulated other comprehensive income, the carrying amount of accumulated other comprehensive income is adjusted to reflect the change in the ownership interest in the subsidiary through a corresponding charge or credit to equity attributable to the parent.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2018, 2017 and 2016, the Company had no dilutive security outstanding that could potentially dilute EPS in the future.

Concentrations and Credit Risk

Concentrations and Credit Risk

A majority of its expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effectuate the remittance.

The Company maintains certain bank accounts in the PRC, Hong Kong, India and BVI, which are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance. As of December 31, 2018, and 2017, $1,065,774 and $2,018,199 of the Company’s cash and cash equivalents was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. The cash balance held in the Hong Kong bank accounts was $73,540 and $51,634 as of December 31, 2018 and 2017, respectively. The cash balance held in India bank accounts was $90,783 and $Nil as of December 31, 2018 and 2017 respectively. The cash balance held in BVI bank accounts was $245,874 and $8,774,608 as of December 31, 2018 and 2017 respectively. As of December31, 2018 and 2017, the Company held $181 and $3,356 of cash balances within the United States, respectively, which was below the FDIC insurance limits of $250,000.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

The Company’s sales are made to customers that are located primarily in China. The Company has a concentration of its revenues and receivables with specific customers. For the years ended December 31, 2018, 2017 and 2016, no customer accounted for more than 10% of the Company’s total revenue. As of December 31, 2018, 2017 and 2016, none of account receivable accounted for more than 10% of the total outstanding accounts receivable balance.

For the years ended December 31, 2018, 2017 and 2016, the Company purchased approximately 28%, 31% and 41% of its raw materials from one major supplier, respectively. Advanced payments to three major vendors accounted for 20%, 17% and 11% of the total advance payments outstanding as of December 31, 2018. Advanced payments to three major vendors accounted for 23%, 17% and 16% of the total advance payments outstanding as of December 31, 2017.

Risks and Uncertainties

Risks and Uncertainties

The main operation of the Company is located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In February 2016, the Financial Accounting Standards Board (FASB) issued ASU No. 2016-02, Leases (“ASU 2016-02”). ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public business entities for annual reporting periods and interim periods within those years beginning after December 15, 2018. The Company is currently in the process of evaluating the impact of the adoption of ASU 2016-02 on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Company is currently in the process of evaluating the impact of the adoption of ASU 2016-13 on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, which allows a reclassification from accumulated other comprehensive income to retained earnings for adjustments to tax effects that were originally recorded in other comprehensive income due to changes in the U.S. federal corporate income tax rate resulting from the enactment of the U.S. tax reform legislation, commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act. The Company does not expect this guidance will have a material impact on its consolidated financial statements.

In March 2018, the FASB issued ASU 2018-05 — Income Taxes (Topic 740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118 (“ASU 2018-05”), which amends the FASB Accounting Standards Codification and XBRL Taxonomy based on the Tax Cuts and Jobs Act (the “Act”) that was signed into law on December 22, 2017 and Staff Accounting Bulletin No. 118 (“SAB 118”) that was released by the Securities and Exchange Commission. The Act changes numerous provisions that impact U.S. corporate tax rates, business-related exclusions, and deductions and credits and may additionally have international tax consequences for many companies that operate internationally. The Company does not believe this guidance will have a material impact on its consolidated financial statements.

On June 20, 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718) - Improvements to Nonemployee Share-Based Payment Accounting, which aligns the accounting for share-based payment awards issued to employees and nonemployees. Under ASU No. 2018-07, the existing employee guidance will apply to nonemployee share-based transactions (as long as the transaction is not effectively a form of financing), with the exception of specific guidance related to the attribution of compensation cost. The cost of nonemployee awards will continue to be recorded as if the grantor had paid cash for the goods or services. In addition, the contractual term will be able to be used in lieu of an expected term in the option-pricing model for nonemployee awards. The new standard is effective for us on January 1, 2019. Early adoption is permitted, including in interim periods, and should be applied to all new awards granted after the date of adoption. The Company does not expect this guidance will have a material impact on its consolidated financial statements.

In August 2018, the FASB Accounting Standards Board issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Company does not expect this guidance will have a material impact on its consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have material impact on the consolidated financial position, statements of operations and cash flows.